NON-CURRENT INVESTMENTS	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
NON-CURRENT INVESTMENTS
9.	NON-CURRENT INVESTMENTS

	December 31, 2013	December 31, 2012
Investments held by environmental rehabilitation obligation funds(a)	153.6	155.3
Equity investee(b)	23.8	22.7
Unlisted	0.1	0.2

	177.5	178.2

(a) Environmental rehabilitation obligation funds are irrevocable funds under the Group’s control. The monies in the funds are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The dedicated environmental rehabilitation obligation funds provide for the estimated cost of rehabilitation during and at the end of the life of the relevant mine. Although the funds are under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 13.

In addition, bank guarantees are provided for funding shortfalls of the environmental rehabilitation obligations.

	December 31, 2013	December 31, 2012
Funds	146.5	149.6
Guarantees	7.1	5.7

	153.6	155.3

(b) Equity investee

Rand Refinery Proprietary Limited, or Rand Refinery, refines gold bullion and by-products. It acts as a refining agent on behalf of the Group’s operations (refer to note 21).

The carrying value of the equity investment in Rand Refinery:

	December 31, 2013	December 31, 2012
Ownership	33.1%	33.1%
Opening balance	22.7	12.5
Share of profits recognized	5.4	11.4
Translation	(4.3)	(1.2)

Closing balance	23.8	22.7

Rand Refinery has not issued its audited results for its year ended September 30, 2013 and therefore Sibanye’s share of results has been based on unaudited management accounts.

Rand Refinery implemented a new Enterprise Resource Planning, or ERP, system on April 1, 2013 to conduct its financial and management accounting. Since the implementation of the ERP software, the customization of the software has been problematic with the result that Rand Refinery has not been able to fully reconcile certain accounts at September 30, 2013. Rand Refinery’s management team is currently resolving the problems encountered with the ERP software and is in the process of investigating the transactions processed from April 1, 2013 on the ERP system to determine if any adjustments to their current financial records are required. As of the date of this report, the Rand Refinery management team cannot be certain that the results in its management accounts are accurate. Accordingly there is uncertainty around the results of the associate after tax in Sibanye’s results.

Any share of potential adjustments from the unaudited management accounts to be recognized will be limited to the current carrying value of its investment in Rand Refinery as no guarantees were provided to Rand Refinery.

Reconciliation of the investment with the underlying equity in net assets:

	December 31, 2013	December 31, 2012
Net assets	31.7	30.6
Dividend received	(1.4)	(1.4)
Fair value adjustment	(6.5)	(6.5)

Closing balance	23.8	22.7

The market value of Rand Refinery is not readily determinable.